Commitments and Contingencies (Details)		6 Months Ended	11 Months Ended
	Aug. 03, 2021 shares	Jun. 30, 2022 USD ($) item shares	Dec. 31, 2021 USD ($) item shares
Subsidiary, Sale of Stock [Line Items]
Maximum Number Of Demands For Registration Of Securities | item		3	3
Underwriting Discount Percentage		1.00%	1.00%
Underwriter cash discount | $		$ 1,500,000	$ 1,500,000
Deferred underwriting discount | $		$ 5,250,000	$ 5,250,000
Deferred Underwriting Discount Percentage		3.50%	3.50%
Number of shares subject to forfeiture | shares		562,500	562,500
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Option vesting period	45 days	45 days	45 days
Option to Purchase Additional Units Given to Underwriters | shares	2,250,000	2,250,000	2,250,000